Financial assets, liabilities and financial results (excluding Orange Bank)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial assets, liabilities and financial results (excluding Orange Bank)

Note 9    Financial assets, liabilities and financial results (excluding Orange Bank)

9.1    Financial assets and liabilities of telecom activities

In order to improve the readability of financial statements and to be able to distinguish the performance of telecom activities from the performance of Orange Bank, the notes related to financial assets and liabilities as well as the financial income or expenses are split to respect these two business areas.

Thus, Note 9 details the financial assets, liabilities and related gains and losses specific to telecom activities and Note 11 concerns the activities of Orange Bank.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas to the consolidated balance sheet (intra-group transactions between telecom activities and Orange Bank are not eliminated) with the consolidated statement of financial position as of June 30, 2020.

(in millions of euros)	Orange	O/w	Note	O/w	Note	O/w
	consolidated	telecom		Orange		eliminations
	financial	activities		Bank		telecom
	statements					activities / bank
Non-current financial assets related to Orange Bank activities	1,380	—		1,380	11.1.1	—
Non-current financial assets	1,274	1,301	9.6	—		(27)	(1)
Non-current derivatives assets	881	881	9.4	—		—
Current financial assets related to Orange Bank activities	1,977	—		1,981	11.1.1	(4)
Current financial assets	4,375	4,376	9.6	—		(1)
Current derivatives assets	41	41	9.4	—		—
Cash and cash equivalents	6,364	6,031	9.4	333		—
Non-current financial liabilities related to Orange Bank activities	—	—		27	11.1.2	(27)	(1)
Non-current financial liabilities	32,744	32,744	9.4	—		—
Non-current derivatives liabilities	672	594	9.4	78		—
Current financial liabilities related to Orange Bank liabilities	3,234	—		3,235	11.1.2	(1)
Current financial liabilities	4,489	4,493	9.4	—		(4)
Current derivatives liabilities	54	54	9.4	—		—

(1)	Loan granted by Orange SA to Orange Bank.

9.2    Financial foreign exchange gains and losses

The net foreign exchange financial loss mostly reflects the effect of revaluation of the economic hedges of foreign exchange risk on notional amounts of subordinated notes denominated in pounds sterling and recognized in equity at their historical value (see Note 12.6).

9.3    Change of cash flow hedges in the consolidated statement of comprehensive income

As of June 30, 2020, the consolidated statement of comprehensive income indicates a gain in cash flow hedge of 554 million euros against a loss of (184) million euros in the first semester of 2019. These effects mainly reflect the hedges, via cross currency swaps, of future coupons on Group debts denominated in foreign currencies.

The gain on the first half of 2020 is mainly due to the decrease of the euro-US dollar rate spread. The loss on the first half of 2019 was mainly due to the set up of new instruments in order to hedge the bond issued in sterling pounds (cash flow hedge) in January 2019 and also to the increase of the euro-sterling pound rate spread.

9.4    Net financial debt

Net financial debt as defined and used by Orange does not include Orange Bank activities for which the concept is not relevant and is described in the following chart:

(in millions of euros)	June 30,	December 31,
	2020	2019
TDIRA	641	822
Bonds	30,807	30,893
Bank loans and from development organizations and multilateral lending institutions	4,467	4,013
Debt relating to financed assets	216	125
Cash collateral received	417	261
NEU Commercial Papers (1)	391	158
Bank overdrafts	182	203
Other financial liabilities (2)	118	602
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	37,237	37,076
Current and non-current derivatives (liabilities) (3)	648	436
Current and non-current derivatives (assets) (3)	(922)	(573)
Other comprehensive income components related to unmatured hedging instruments	(28)	(542)
Gross financial debt after derivatives (a)	36,935	36,397
Cash collateral paid (4)	(147)	(123)
Investments at fair value (5)	(4,337)	(4,696)
Cash equivalents	(3,247)	(3,651)
Cash	(2,784)	(2,462)
Assets included in the calculation of net financial debt (b)	(10,514)	(10,931)
Net financial debt (a) + (b)	26,420	25,466

(1)	Negotiable European Commercial Papers (formerly called "commercial papers").
(2)	Include 500 million euros of subordinated notes reclassified as a short term financial liability in 2019 and redeemed on February 7, 2020 (first call option date).
(3)	As of June 30, 2020, the foreign exchange effect of the cross currency swaps hedging foreign exchange risk on gross debt notional is an unrealized gain of 578 million euros.
(4)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(5)	Only investments, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.

On January 28, 2020, Orange SA bought 12,749 perpetual bonds redeemable for shares ("TDIRA") for a notional amount of 180 million euros. Taking into account this purchase, 45,232 TDIRA remain outstanding for a total notional amount of 638 million euros.

9.5    Main redemptions and bond issues

During the first semester of 2020, Orange SA redeemed three bonds at maturity for 1,050 million euros.

During the same period, Orange SA negotiated a loan of 350 million euros with the European Investment bank maturing 2027 and also issued 2 bonds:

−   750 million euros on April 7, 2020 maturing on July 7, 2027 with a coupon of 1.25%;

−   750 million euros on April 7, 2020 maturing on April 7, 2032 with a coupon of 1.625%.

On February 6, 2020, the Group made early repayment of the 150 million euro loan issued in 2018 by SecureLink, bearing interest at the 3-month Euribor plus 5.5% and originally maturing February 6, 2023.

9.6    Financial assets

	June 30, 2020			December 31, 2019
(in millions of euros)	Non-current	Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	298	—	298	277
Investments securities	298	—	298	277
Financial assets at fair value through profit or loss	277	4,337	4,613	4,953
Investments at fair value (1)	—	4,337	4,337	4,696
Investments securities	130	—	130	133
Cash collateral paid	147	—	147	123
Financial assets at amortized cost	727	39	766	772
Receivables related to investments (2)	48	13	61	70
Other (3)	679	26	705	702
Total financial assets	1,301	4,376	5,677	6,001

(1)	NEU Commercial papers and bond securities only.
(2)	Including loan granted by Orange SA to Orange Bank (27 million euros).
(3)	Including the escrowed amount of 347 million euros related to the Digicel litigation.